Business segment information - Adjustment items (Details) - USD ($) $ in Millions			3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Business segment information
Operating income			$ 13,742		$ 4,953	$ 25,881	$ 9,816
NET INCOME - TotalEnergies SHARE			5,692	$ 4,944	2,206	10,636	5,550
Arctic LNG 2 LLC
Business segment information
Impairment		$ (4,095)
Novatek
Business segment information
Impairment	$ (3,513)
Adjustments
Business segment information
Operating income			80		355	(264)	1,054
NET INCOME - TotalEnergies SHARE			(4,104)		(1,257)	(8,137)	(916)
Adjustments | Arctic LNG 2 LLC
Business segment information
Impairment				$ (4,095)
Adjustments | Novatek
Business segment information
Impairment			(3,513)
Adjustments - Inventory valuation effect
Business segment information
Operating income			1,151		463	2,406	1,346
NET INCOME - TotalEnergies SHARE			993		375	2,033	1,064
Adjustments - Effect of changes in fair value
Business segment information
Operating income			(597)		(49)	(685)	(58)
NET INCOME - TotalEnergies SHARE			(551)		(44)	(631)	(50)
Adjustments - Restructuring charges
Business segment information
Operating income			(17)		(9)	(22)	(18)
NET INCOME - TotalEnergies SHARE			(8)		(110)	(11)	(271)
Adjustments - Asset impairment charges
Business segment information
Operating income			(60)		(16)	(1,422)	(161)
NET INCOME - TotalEnergies SHARE			(3,719)		(49)	(8,780)	(193)
Adjustments - Gains (losses) on disposals of assets
Business segment information
NET INCOME - TotalEnergies SHARE					(1,379)		(1,379)
Adjustments - Other items
Business segment information
Operating income			(397)		(34)	(541)	(55)
NET INCOME - TotalEnergies SHARE			(819)		(50)	(748)	(87)
Integrated Gas, Renewables and Power
Business segment information
Operating income			846		436	2,658	1,060
Integrated Gas, Renewables and Power | Adjustments
Business segment information
Operating income			(635)		(66)	(740)	(254)
NET INCOME - TotalEnergies SHARE			(1,137)		(91)	(5,168)	(284)
Integrated Gas, Renewables and Power | Adjustments - Effect of changes in fair value
Business segment information
Operating income			(597)		(49)	(685)	(58)
NET INCOME - TotalEnergies SHARE			(551)		(44)	(631)	(50)
Integrated Gas, Renewables and Power | Adjustments - Restructuring charges
Business segment information
Operating income			(17)		(1)	(22)	(10)
NET INCOME - TotalEnergies SHARE			(8)		(4)	(11)	(12)
Integrated Gas, Renewables and Power | Adjustments - Asset impairment charges
Business segment information
Operating income			(18)		(3)	(18)	(148)
NET INCOME - TotalEnergies SHARE			(226)		(36)	(4,174)	(180)
Integrated Gas, Renewables and Power | Adjustments - Other items
Business segment information
Operating income			(3)		(13)	(15)	(38)
NET INCOME - TotalEnergies SHARE			(352)		(7)	(352)	(42)
Exploration & Production
Business segment information
Operating income			8,454		3,180	16,054	6,021
Exploration & Production | Adjustments
Business segment information
Operating income			(128)		(23)	(1,412)	(23)
NET INCOME - TotalEnergies SHARE			(3,779)		(1,467)	(4,797)	(1,505)
Exploration & Production | Adjustments - Restructuring charges
Business segment information
NET INCOME - TotalEnergies SHARE					(44)		(85)
Exploration & Production | Adjustments - Asset impairment charges
Business segment information
Operating income			(46)			(1,330)
NET INCOME - TotalEnergies SHARE			(3,493)			(4,525)
Exploration & Production | Adjustments - Gains (losses) on disposals of assets
Business segment information
NET INCOME - TotalEnergies SHARE					(1,379)		(1,379)
Exploration & Production | Adjustments - Other items
Business segment information
Operating income			(82)		(23)	(82)	(23)
NET INCOME - TotalEnergies SHARE			(286)		(44)	(272)	(41)
Refining & Chemicals
Business segment information
Operating income			4,029		955	6,331	1,948
Refining & Chemicals | Adjustments
Business segment information
Operating income			775		373	1,722	1,118
NET INCOME - TotalEnergies SHARE			738		282	1,541	833
Refining & Chemicals | Adjustments - Inventory valuation effect
Business segment information
Operating income			775		394	1,722	1,140
NET INCOME - TotalEnergies SHARE			738		327	1,573	926
Refining & Chemicals | Adjustments - Restructuring charges
Business segment information
Operating income					(8)		(8)
NET INCOME - TotalEnergies SHARE					(32)		(71)
Refining & Chemicals | Adjustments - Asset impairment charges
Business segment information
Operating income					(13)		(13)
NET INCOME - TotalEnergies SHARE					(13)		(13)
Refining & Chemicals | Adjustments - Other items
Business segment information
Operating income							(1)
NET INCOME - TotalEnergies SHARE						(32)	(9)
Marketing & Services
Business segment information
Operating income			929		579	1,624	1,140
Marketing & Services | Adjustments
Business segment information
Operating income			369		71	608	213
NET INCOME - TotalEnergies SHARE			247		41	380	100
Marketing & Services | Adjustments - Inventory valuation effect
Business segment information
Operating income			376		69	684	206
NET INCOME - TotalEnergies SHARE			255		48	460	138
Marketing & Services | Adjustments - Restructuring charges
Business segment information
NET INCOME - TotalEnergies SHARE					(8)		(43)
Marketing & Services | Adjustments - Asset impairment charges
Business segment information
Operating income			4			(65)
NET INCOME - TotalEnergies SHARE						(72)
Marketing & Services | Adjustments - Other items
Business segment information
Operating income			(11)		2	(11)	7
NET INCOME - TotalEnergies SHARE			(8)		1	(8)	5
Corporate
Business segment information
Operating income			(516)		(197)	(786)	(353)
Corporate | Adjustments
Business segment information
Operating income			(301)			(442)
NET INCOME - TotalEnergies SHARE			(173)		(22)	(93)	(60)
Corporate | Adjustments - Restructuring charges
Business segment information
NET INCOME - TotalEnergies SHARE					$ (22)		$ (60)
Corporate | Adjustments - Asset impairment charges
Business segment information
Operating income						(9)
NET INCOME - TotalEnergies SHARE						(9)
Corporate | Adjustments - Other items
Business segment information
Operating income			(301)			(433)
NET INCOME - TotalEnergies SHARE			$ (173)			$ (84)